Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Major Customers

The following individual customers each accounted for 10% or more of total reported revenues for the period indicated:

	Years Ending December 31,
	2014	2013	2012
Major customers:
Phillips 66 (1)	12%	14%	12%
ConocoPhillips (1)	n/a	n/a	13%
Sinclair Oil & Gas Company	11%	n/a	n/a

(1)

Phillips 66 purchased production pursuant to existing marketing agreements with terms that are currently on “evergreen” status. Evergreen contracts automatically renew on a month-to-month basis until either party gives 30 or 60 days advance written notice of non-renewal. Phillips 66 was a subsidiary of ConocoPhillips through April 30, 2012.  Accordingly, any revenues generated from Phillips 66 prior to May 1, 2012 were reported under ConocoPhillips.

Summary of Accounts Receivable from Joint Interest Owners and Other

Accounts receivable from joint interest owners and other consisted of the following at the dates indicated (in thousands):

	December 31,	December 31,
	2014	2013
Derivatives expired positions	$13,754	$—
Wyoming Acquisition	9,569	—
Joint interest owners	12,714	4,465
Other	900	645
	$36,937	$5,110

Summary of Current Accrued Liabilities

Current accrued liabilities consisted of the following at the dates indicated (in thousands):

	December 31,	December 31,
	2014	2013
Accrued capital expenditures	$36,042	$22,283
Accrued interest payable	24,673	8,931
Accrued lease operating expense	15,594	11,002
Accrued ad valorem taxes	8,281	1,728
Accrued general and administrative expenses	1,276	1,583
Environmental liability	2,092	437
Other	3,016	878
	$90,974	$46,842

Summary of Supplemental Cash Flows

Supplemental cash flow for the periods presented (in thousands):

	For the Year Ended
	December 31,
	2014	2013	2012
Supplemental cash flows:
Cash paid for interest, net of amounts capitalized	$63,709	$42,599	$17,995
Cash paid for taxes	151	168	22
Noncash investing and financing activities:
Change in capital expenditures in payables and accrued liabilities	13,759	18,779	(19,719)
Repurchases under unit repurchase program	1,372	—	—
Accounts receivable related to Wyoming Acquisition	9,569	—	—
Accounts receivable related to Double A Acquisition	586	—	—
Assumptions of asset retirement obligations related to properties acquired	4,265	1,581	5,448
Contribution related to sale of assets to NGP affiliate - restricted cash	—	—	2,013
Accrued distribution to NGP affiliates related to Cinco Group Acquisition	—	4,352	—
Accrued equity offering costs	—	—	170
Distributions to partners	—	—	48